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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Government Money Market Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

U.S. Government & Agency Obligations 58.9%

Federal Home Loan Banks
03/01/13	0.070%	$7,500,000	$7,500,000
03/04/13	0.080%	4,000,000	3,999,967
03/06/13	0.050%	5,000,000	4,999,962
03/15/13	0.060%	3,000,000	2,999,930
03/20/13	0.110%	5,500,000	5,499,681
04/03/13	0.090%	4,000,000	3,999,659
04/12/13	0.100%	12,355,000	12,353,485
04/17/13	0.100%	5,000,000	4,999,347
05/15/13	0.110%	2,000,000	1,999,558
12/23/13	0.250%	2,000,000	2,000,000
Federal Home Loan Banks (a)
04/26/13	0.190%	5,000,000	4,999,923
05/15/13	0.180%	5,000,000	4,999,897
Federal Home Loan Mortgage Corp.
03/12/13	0.060%	5,000,000	4,999,908
Federal National Mortgage Association
03/01/13	0.050%	3,400,000	3,400,000

Total U.S. Government & Agency Obligations (Cost: $68,751,317)			$68,751,317

Treasury Bills 14.6%
U.S. Treasury Bills
03/07/13	0.050%	3,000,000	2,999,973
04/18/13	0.060%	4,000,000	3,999,691

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Treasury Bills (continued)

04/25/13	0.120%	$10,000,000	$9,998,152

Total Treasury Bills (Cost: $16,997,816)			$16,997,816

Repurchase Agreements 25.9%

Barclays Bank PLC dated 02/28/13, matures 03/01/13, repurchase price $10,300,040 (collateralized by U.S. Treasury Note Total market value $10,300,086)
	0.140%	10,300,000	$10,300,000
RBC Capital Markets LLC dated 02/28/13, matures 03/01/13, repurchase price $10,000,042 (collateralized by U.S. Treasury Strip Coupon Total market value $10,200,001)
	0.150%	10,000,000	10,000,000
TD Securities dated 02/28/13, matures 03/01/13, repurchase price $10,000,039 (collateralized by U.S. Treasury Inflation Indexed Bond Total market value $10,200,037)
	0.140%	10,000,000	10,000,000

Total Repurchase Agreements (Cost: $30,300,000)			$30,300,000

Total Investments
(Cost: $116,049,133) (b)			$116,049,133(c)
Other Assets & Liabilities, Net			743,255
Net Assets			$116,792,388

Notes to Portfolio of Investments

(a)

Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on February 28, 2013. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(b)	Also represents the cost of securities for federal income tax purposes at February 28, 2013.
(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
U.S. Government & Agency Obligations	—	68,751,317	—	68,751,317
Treasury Bills	—	16,997,816	—	16,997,816
Repurchase Agreements	—	30,300,000	—	30,300,000
Total Short-Term Securities	—	116,049,133	—	116,049,133
Total	—	116,049,133	—	116,049,133

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Mid Cap Growth Opportunity Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%

CONSUMER DISCRETIONARY 21.1%
Auto Components 0.9%
Delphi Automotive PLC (a)	135,750	$5,681,137
Distributors 0.9%
LKQ Corp. (a)	273,007	5,785,018
Hotels, Restaurants & Leisure 2.9%
Chipotle Mexican Grill, Inc. (a)	10,054	3,185,007
Panera Bread Co., Class A (a)	28,924	4,655,318
Starwood Hotels & Resorts Worldwide, Inc.	131,546	7,936,170
Wynn Resorts Ltd.	26,248	3,068,391
Total		18,844,886
Household Durables 0.6%
Toll Brothers, Inc. (a)	122,032	4,163,732
Internet & Catalog Retail 1.0%
Netflix, Inc. (a)	15,610	2,935,929
TripAdvisor, Inc. (a)	72,379	3,290,349
Total		6,226,278
Leisure Equipment & Products 1.0%
Mattel, Inc.	88,860	3,621,045
Polaris Industries, Inc.	30,951	2,704,189
Total		6,325,234
Media 4.6%
Charter Communications Operating LLC, Class A (a)	53,785	4,646,486
Discovery Communications, Inc., Class A (a)	100,957	7,403,177
DISH Network Corp., Class A	162,592	5,658,202
Liberty Global, Inc., Class A (a)	73,515	5,064,448
Sirius XM Radio, Inc.	1,140,577	3,535,789
Virgin Media, Inc.	86,990	4,036,336
Total		30,344,438
Multiline Retail 1.9%
Dollar Tree, Inc. (a)	189,916	8,581,354
Macy’s, Inc.	90,739	3,729,373
Total		12,310,727
Specialty Retail 5.9%
AutoZone, Inc. (a)	10,226	3,887,414
Bed Bath & Beyond, Inc. (a)	45,386	2,575,655
Dick’s Sporting Goods, Inc.	89,066	4,453,300
Foot Locker, Inc.	95,659	3,270,581
Gap, Inc. (The)	61,852	2,036,168

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Limited Brands, Inc.	99,051	$4,508,802
PetSmart, Inc.	48,523	3,159,333
TJX Companies, Inc.	73,303	3,296,436
Ulta Salon Cosmetics & Fragrance, Inc.	94,024	8,326,765
Urban Outfitters, Inc. (a)	83,300	3,375,316
Total		38,889,770
Textiles, Apparel & Luxury Goods 1.4%
lululemon athletica, Inc. (a)	48,913	3,279,617
Michael Kors Holdings Ltd. (a)	54,532	3,232,657
PVH Corp.	23,065	2,810,470
Total		9,322,744
TOTAL CONSUMER DISCRETIONARY		137,893,964
CONSUMER STAPLES 4.7%
Beverages 0.9%
Beam, Inc.	58,715	3,583,376
Monster Beverage Corp. (a)	46,790	2,359,620
Total		5,942,996
Food & Staples Retailing 1.6%
Whole Foods Market, Inc.	119,502	10,231,762
Food Products 1.5%
Hershey Co. (The)	53,949	4,496,110
Mead Johnson Nutrition Co.	74,497	5,580,570
Total		10,076,680
Personal Products 0.7%
Estee Lauder Companies, Inc. (The), Class A	51,088	3,274,741
Herbalife Ltd.	34,684	1,397,418
Total		4,672,159
TOTAL CONSUMER STAPLES		30,923,597
ENERGY 8.3%
Energy Equipment & Services 4.5%
Cameron International Corp. (a)	102,207	6,512,630
Core Laboratories NV	27,919	3,829,091
FMC Technologies, Inc. (a)	82,310	4,272,712
Oceaneering International, Inc.	60,511	3,847,894
Oil States International, Inc. (a)	41,684	3,174,237
Rowan Companies PLC, Class A (a)	109,560	3,789,680
Superior Energy Services, Inc. (a)	142,736	3,775,367
Total		29,201,611

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 3.8%
Cabot Oil & Gas Corp.	116,863	$7,242,000
Cobalt International Energy, Inc. (a)	94,040	2,319,967
Concho Resources, Inc. (a)	90,326	8,125,727
Continental Resources, Inc. (a)	47,603	4,189,064
Denbury Resources, Inc. (a)	178,132	3,227,752
Total		25,104,510
TOTAL ENERGY		54,306,121
FINANCIALS 8.5%
Capital Markets 1.2%
Affiliated Managers Group, Inc. (a)	53,878	7,878,580
Commercial Banks 1.9%
BankUnited, Inc.	119,177	3,379,859
First Republic Bank	120,622	4,396,672
Signature Bank (a)	64,566	4,795,317
Total		12,571,848
Diversified Financial Services 1.6%
IntercontinentalExchange, Inc. (a)	24,994	3,869,571
Moody’s Corp.	126,764	6,092,278
Total		9,961,849
Real Estate Investment Trusts (REITs) 3.5%
Digital Realty Trust, Inc.	124,448	8,335,527
Home Properties, Inc.	68,619	4,283,198
Plum Creek Timber Co., Inc.	83,056	4,028,216
Rayonier, Inc.	110,141	6,153,578
Total		22,800,519
Thrifts & Mortgage Finance 0.3%
Ocwen Financial Corp. (a)	52,595	2,073,295
TOTAL FINANCIALS		55,286,091
HEALTH CARE 13.0%
Biotechnology 3.9%
Alexion Pharmaceuticals, Inc. (a)	138,912	12,049,227
Ariad Pharmaceuticals, Inc. (a)	152,048	3,197,570
Medivation, Inc. (a)	38,595	1,896,558
Onyx Pharmaceuticals, Inc. (a)	82,706	6,228,589
Regeneron Pharmaceuticals, Inc. (a)	12,296	2,053,432
Total		25,425,376
Health Care Equipment & Supplies 1.9%
Align Technology, Inc. (a)	99,539	3,129,506

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. (a)	106,408	$9,143,640
Total		12,273,146
Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	149,692	7,065,462
Brookdale Senior Living, Inc. (a)	142,135	3,934,297
Catamaran Corp. (a)	123,611	6,639,147
Total		17,638,906
Health Care Technology 1.3%
Cerner Corp. (a)	51,701	4,521,769
HMS Holdings Corp. (a)	125,664	3,642,999
Total		8,164,768
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	129,140	5,356,727
Illumina, Inc. (a)	95,850	4,804,961
Total		10,161,688
Pharmaceuticals 1.7%
Actavis, Inc. (a)	50,847	4,330,130
Perrigo Co.	60,922	6,894,543
Total		11,224,673
TOTAL HEALTH CARE		84,888,557
INDUSTRIALS 14.9%
Airlines 1.1%
Delta Air Lines, Inc. (a)	242,295	3,457,550
United Continental Holdings, Inc. (a)	138,123	3,689,265
Total		7,146,815
Building Products 1.4%
Fortune Brands Home & Security, Inc. (a)	176,928	6,112,862
USG Corp. (a)	104,590	2,951,530
Total		9,064,392
Commercial Services & Supplies 1.5%
Clean Harbors, Inc. (a)	84,617	4,357,776
Stericycle, Inc. (a)	56,711	5,439,719
Total		9,797,495
Construction & Engineering 0.5%
KBR, Inc.	103,801	3,154,512
Electrical Equipment 2.2%
AMETEK, Inc.	173,931	7,275,534
Regal-Beloit Corp.	47,738	3,689,193

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Rockwell Automation, Inc.	36,174	$3,267,959
Total		14,232,686
Machinery 2.1%
Cummins, Inc.	39,649	4,594,130
Donaldson Co., Inc.	55,842	2,011,987
Ingersoll-Rand PLC	101,390	5,338,184
Joy Global, Inc.	31,595	2,001,227
Total		13,945,528
Professional Services 2.4%
IHS, Inc., Class A (a)	38,213	4,060,131
Nielsen Holdings NV (a)	101,589	3,422,534
Verisk Analytics, Inc., Class A (a)	139,121	8,141,361
Total		15,624,026
Road & Rail 1.6%
CSX Corp.	115,223	2,643,215
JB Hunt Transport Services, Inc.	30,165	2,097,071
Kansas City Southern	55,637	5,728,942
Total		10,469,228
Trading Companies & Distributors 2.1%
Fastenal Co.	92,872	4,794,981
United Rentals, Inc. (a)	64,502	3,445,052
WW Grainger, Inc.	26,174	5,927,364
Total		14,167,397
TOTAL INDUSTRIALS		97,602,079
INFORMATION TECHNOLOGY 18.7%
Communications Equipment 1.2%
F5 Networks, Inc. (a)	85,769	8,099,167
Computers & Peripherals 0.6%
NetApp, Inc. (a)	108,605	3,674,107
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp., Class A	56,714	4,018,754
IPG Photonics Corp.	49,244	2,919,677
Total		6,938,431
Internet Software & Services 2.4%
Equinix, Inc. (a)	30,727	6,500,297
LinkedIn Corp., Class A (a)	30,180	5,075,672
Rackspace Hosting, Inc. (a)	68,877	3,847,469
Total		15,423,438

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
IT Services 2.3%
Alliance Data Systems Corp. (a)	33,985	$5,393,080
Teradata Corp. (a)	166,244	9,652,126
Total		15,045,206
Semiconductors & Semiconductor Equipment 2.8%
Avago Technologies Ltd.	94,335	3,228,143
KLA-Tencor Corp.	128,372	7,029,651
Microchip Technology, Inc.	144,189	5,258,573
Xilinx, Inc.	82,925	3,090,615
Total		18,606,982
Software 8.3%
ANSYS, Inc. (a)	84,318	6,391,305
Autodesk, Inc. (a)	171,828	6,309,524
Citrix Systems, Inc. (a)	118,368	8,392,291
Concur Technologies, Inc. (a)	62,365	4,378,023
Electronic Arts, Inc. (a)	219,670	3,850,815
Fortinet, Inc. (a)	216,935	5,245,488
Intuit, Inc.	96,805	6,241,986
Red Hat, Inc. (a)	64,979	3,301,583
Salesforce.com, Inc. (a)	22,046	3,730,624
Splunk, Inc. (a)	128,521	4,643,464
TIBCO Software, Inc. (a)	84,490	1,812,311
Total		54,297,414
TOTAL INFORMATION TECHNOLOGY		122,084,745
MATERIALS 6.5%
Chemicals 3.8%
Albemarle Corp.	59,149	3,849,417
Celanese Corp., Class A	43,925	2,057,886
CF Industries Holdings, Inc.	32,860	6,599,274
Eastman Chemical Co.	41,353	2,883,545
Sherwin-Williams Co. (The)	58,305	9,421,505
Total		24,811,627
Containers & Packaging 1.2%
Crown Holdings, Inc. (a)	96,560	3,753,287
Rock Tenn Co., Class A	44,166	3,906,483
Total		7,659,770
Metals & Mining 0.8%
Royal Gold, Inc.	74,451	4,879,518
Paper & Forest Products 0.7%
International Paper Co.	107,935	4,750,219
TOTAL MATERIALS		42,101,134

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
Crown Castle International Corp. (a)	75,898	$5,297,680
SBA Communications Corp., Class A (a)	67,271	4,784,314
Total		10,081,994
TOTAL TELECOMMUNICATION SERVICES		10,081,994
UTILITIES 0.9%
Electric Utilities 0.9%
ITC Holdings Corp.	70,421	5,951,983
TOTAL UTILITIES		5,951,983
Total Common Stocks (Cost: $530,679,447)		$641,120,265

	Shares	Value

Money Market Funds 2.0%

Columbia Short-Term Cash Fund, 0.128% (b)(c)	13,246,073	$13,246,073
Total Money Market Funds (Cost: $13,246,073)		$13,246,073
Total Investments
(Cost: $543,925,520) (d)		$654,366,338(e)
Other Assets & Liabilities, Net		(1,046,750)
Net Assets		$653,319,588

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,045,005	52,279,096	(41,078,028)	13,246,073	2,850	13,246,073

(d)

At February 28, 2013, the cost of securities for federal income tax purposes was approximately $543,926,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$114,541,000
Unrealized Depreciation	(4,101,000)
Net Unrealized Appreciation	$110,440,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	137,893,964	—	—	137,893,964
Consumer Staples	30,923,597	—	—	30,923,597
Energy	54,306,121	—	—	54,306,121
Financials	55,286,091	—	—	55,286,091
Health Care	84,888,557	—	—	84,888,557
Industrials	97,602,079	—	—	97,602,079
Information Technology	122,084,745	—	—	122,084,745
Materials	42,101,134	—	—	42,101,134
Telecommunication Services	10,081,994	—	—	10,081,994
Utilities	5,951,983	—	—	5,951,983
Total Equity Securities	641,120,265	—	—	641,120,265
Other
Money Market Funds	13,246,073	—	—	13,246,073
Total Other	13,246,073	—	—	13,246,073
Total	654,366,338	—	—	654,366,338

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 22, 2013